Cover	Dec. 17, 2021
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Dec. 17, 2021
Entity File Number	000-56112
Entity Registrant Name	GENUFOOD ENERGY ENZYMES CORP.
Entity Central Index Key	0001510518
Entity Tax Identification Number	68-0681158
Entity Incorporation, State or Country Code	NV
Entity Address, Address Line One	1108 S. Baldwin Avenue
Entity Address, Address Line Two	Suite 107
Entity Address, City or Town	Arcadia
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	91007
City Area Code	(855)
Local Phone Number	707-2077
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false